LEASES - Supplemental Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets, net	$ 71,547	$ 60,561
Lease liabilities	$ 70,404	$ 60,903
Weighted average remaining lease term	34 years 9 months 18 days	40 years 8 months 12 days
Weighted average incremental borrowing rate	5.70%	6.20%
Cash paid for amounts included in the measurement of operating lease liabilities	$ 5,602	$ 4,591